Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net (loss) income	$ (23,182,152)	$ 5,821,988	$ 50,077,626
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Deferred tax expense	(7,743,603)	(1,083,233)	(5,427,880)
Depreciation and amortization	3,506,395	2,778,476	1,423,830
Gain on forgiveness of accrued interest			(1,414,529)
Non-cash loss on deconsolidation of subsidiaries			963,138
Provision for contingent liabilities	1,236,905	326,711	(252,949)
Provision for expected credit losses	332,076
Share-based compensation	32,587,611	29,411,885	30,022,322
Unrealized foreign exchange (gain) loss	(419,753)	14,270	1,418,131
Net effect of changes in assets and liabilities:
Net receivables from brokers, dealers and clearing organizations	(202,094,775)	(26,008,752)	1,561,079
Net customer receivables and customer payables	466,726,102	545,640,513	1,602,492
Customer-held fractional shares	(62,723,702)	(45,042,939)	(485,890)
Prepaid expenses and other current assets	17,053,709	(27,617,754)	(16,225,779)
Operating lease right-of-use assets	(54,386,194)	(819,913)	(2,510,736)
Accounts payable and other accrued expenses	11,979,068	(13,754,009)	(94,978,200)
Operating lease liabilities-current	1,495,760	963,137	1,025,006
Operating lease liabilities-non-current	847,942	(33,548)	1,989,338
Net cash provided by (used in) operating activities	185,215,389	470,596,832	(31,213,001)
Cash flows from investing activities:
Purchase of property and equipment and intangible assets	(2,412,229)	(4,543,933)	(31,550,704)
Proceeds from sale of investment securities			239,937
Purchases of investment securities			(1,009,400)
Cash paid for acquisition, net of cash acquired		(5,495,863)	(109,163)
Net cash used in investing activities	(2,412,229)	(10,039,796)	(32,429,330)
Cash flows from financing activities:
Proceeds from issuance of preferred shares	40,297,282	20,000,000
Borrowing from revolving credit agreement	5,000,000
Principal payments made on revolving credit agreement	(5,000,000)
Proceeds from exercise of options	48,991
Spin-off of subsidiary to shareholders		(7,162,982)
Receipt of preferred shares subscription receivable			73,723,814
Payment of preferred share repurchase payable			(55,000,006)
Receipt of ordinary shares subscription receivable			3,449
Repayment of loan			(10,839,877)
Proceeds from exercise of preferred share warrant			10,000,000
Net cash provided by financing activities	40,346,273	12,837,018	17,887,380
Net increase (decrease) in cash, cash equivalents, segregated cash and cash of discontinued operations	223,149,433	473,394,054	(45,754,951)
Cash-beginning of the year	372,340,353	436,219,931
Cash-end of the year	270,728,008	372,340,353	436,219,931
Effect of exchange rate changes	(7,331,739)	2,451,391	(5,447,352)
Cash, cash equivalents, segregated cash, and cash of discontinued operations at beginning of the year	994,142,467	518,297,022	569,499,325
Cash, cash equivalents, segregated cash, and cash of discontinued operations at end of the year	1,209,960,161	994,142,467	518,297,022
Cash, cash equivalents, segregated cash and cash of discontinued operations
Cash and cash equivalents	270,728,008	372,340,353	436,219,931
Segregated cash	939,232,153	621,802,114	61,096,843
Cash of discontinued operations (Note 5)			20,980,248
Cash, cash equivalents, segregated cash and cash of discontinued operations at end of the year	1,209,960,161	994,142,467	518,297,022
Non-cash investing and financing activities:
Accretion to preferred shares redemption value	495,088,038	340,080,000	51,409,749
Conversion of loan payable to noncontrolling interest	1,196,037
Note receivable issuance		2,852,106
Supplemental disclosure:
Income taxes paid	15,965,370	19,474,921	55,169,843
Interest paid	26,042
SK GROWTH OPPORTUNITIES CORPORATION
Cash flows from operating activities:
Net (loss) income	3,168,393	8,144,369
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Fair value of shares issued pursuant to non-redemption agreement		274,826
General and administrative expenses paid by related party under promissory note	256,000
Income from investments held in Trust Account	(5,605,739)	(10,570,325)
Changes in operating assets and liabilities:
Prepaid expenses	193,137	410,866
Accounts payable	(104,892)	104,892
Accrued expenses	799,460	903,680
Advances from Webull	1,383,537
Net effect of changes in assets and liabilities:
Net cash provided by (used in) operating activities	89,896	(731,692)
Cash Flows from Investing Activities:
Cash deposited in Trust Account	(1,167,955)
Cash withdrawn for redemptions	3,663,464	118,642,864
Cash flows from investing activities:
Net cash used in investing activities	2,495,509	118,642,864
Cash Flows from Financing Activities:
Proceeds from promissory note	1,084,000	380,000
Redemptions of common shares	(3,663,464)	(118,642,864)
Cash flows from financing activities:
Net cash provided by financing activities	(2,579,464)	(118,262,864)
Net increase (decrease) in cash, cash equivalents, segregated cash and cash of discontinued operations	5,941	(351,692)
Cash-beginning of the year	163,718	515,410
Cash-end of the year	169,659	163,718	515,410
Cash, cash equivalents, segregated cash and cash of discontinued operations
Cash and cash equivalents	$ 169,659	$ 163,718	$ 515,410